Lincoln Opportunistic Hedged Equity Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.98%
INVESTMENT COMPANY–47.98%
Equity Fund–47.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	120,656	$3,500,976
Total Affiliated Investment (Cost $3,422,630)		3,500,976
UNAFFILIATED INVESTMENTS–55.56%
INVESTMENT COMPANY–1.53%
Money Market Fund–1.53%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	111,569	111,569
Total Investment Company (Cost $111,569)		111,569

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED–54.03%
CENTRALLY CLEARED–54.03%
Call Options–46.83%
S&P 500 Mini Index Strike price $5.99, expiration date 11/19/25, notional amount $37,138	62	$3,416,634
Put Options–7.20%
S&P 500 Mini Index Strike price $598.54, expiration date 11/19/25, notional amount $7,421,896	124	525,138
Total Options Purchased (Cost $3,985,319)		3,941,772
Total Unaffiliated Investments (Cost $4,096,888)		4,053,341

TOTAL INVESTMENTS–103.54% (Cost $7,519,518)	7,554,317

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.49)%
CENTRALLY CLEARED–(3.49)%
Call Options–(0.11)%
S&P 500 Mini Index Strike price $688.43, expiration date 11/19/25, notional amount $(8,536,532)	(124)	(7,802)
Put Options–(3.38)%
S&P 500 Mini Index Strike price $538.69, expiration date 11/19/25, notional amount $(6,679,756)	(124)	(246,768)
Total Options Written (Premiums received $(274,833))		(254,570)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(3,594)
NET ASSETS APPLICABLE TO 705,824 SHARES OUTSTANDING–100.00%		$7,296,153

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Opportunistic Hedged Equity Fund–1

Lincoln Opportunistic Hedged Equity Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.98%@
Equity Fund-47.98%@
✧✧LVIP SSGA S&P 500 Index Fund	$3,015,930	$656,368	$—	$—	$(171,322)	$3,500,976	120,656	$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
Lincoln Opportunistic Hedged Equity Fund–2